UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 September 2008

Check here if Amendment [ ]; Amendment Number:
                                               --------------

     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report: RBC Investment Solutions
(CI)


Name:   RBC Investment Solutions (CI) Ltd.
        19-21 Broad St
        St Helier
        Channel Islands
        JE1 8PB
        Jersey


Form 13F File Number:     28 - 12564
                          -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Hecker
Title:  Head of Central Compliance
Phone:  +44 207 029 7547


        Paul Hecker          London, United Kingdom          26/03/09
--------------------------  -------------------------  ----------------------
        [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     Form 13F File Number                 Name

     28-  11367           Royal Bank of Canada Investment Management (UK)